Property, Plant and Equipment	3 Months Ended	12 Months Ended
	Aug. 31, 2020	May 31, 2020
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment

NOTE 3 — PROPERTY, PLANT AND EQUIPMENT

The following is a summary of property, plant, and equipment—at cost, less accumulated depreciation:

	August 31, 2020	May 31, 2020

Leasehold improvements	$52,189	$52,189
Property and equipment	356,314	243,314
Total cost	408,503	295,503
Less accumulated depreciation	(89,905)	(62,770)
Net property plant and equipment	$318,598	$232,713

Depreciation expense for the three months ended August 31, 2020 and 2019 was $27,135 and $8,651, respectively.

NOTE 4 - PROPERTY, PLANT AND EQUIPMENT

The following is a summary of property, plant, and equipment—at cost, less accumulated depreciation:

May 31, 2020
Leasehold improvements	52,189
Property and equipment	243,314

Total cost	295,503

Less accumulated depreciation	(62,770)

Net, property plant and equipment	$232,733

Depreciation expense for the years ended May 31, 2020, and 2019 was $57,473 and $5,297, respectively.